Cover Page	Oct. 30, 2026	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Aurinia Pharmaceuticals Inc.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-36421
Entity Tax Identification Number	98-1231763
Entity Address, Address Line One	#140, 14315 - 118 Avenue
Entity Address, City or Town	Edmonton
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T5L 4S6
City Area Code	250
Local Phone Number		744-2487
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	AUPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001600620
Amendment Flag	false